UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/15 is included with this Form.

Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited) September 30, 2015

Shares		Value
COMMON STOCKS (100.0%)
	CONSUMER DISCRETIONARY (22.8%)
14,500	Amazon.com, Inc. *	$7,422,405
70,000	Harley-Davidson, Inc.	3,843,000
50,000	Michael Kors Holdings, Ltd. *	2,112,000
55,000	Netflix, Inc. *	5,679,300
34,000	NIKE, Inc. Class B	4,180,980
4,500	Priceline Group, Inc. (The) *	5,565,870
178,000	Starbucks Corp.	10,117,520
15,000	Tesla Motors, Inc. *(1)	3,726,000
48,000	TJX Companies, Inc. (The)	3,428,160
90,000	Urban Outfitters, Inc. *	2,644,200
		48,719,435
	CONSUMER STAPLES (6.9%)
46,000	Constellation Brands, Inc. Class A	5,759,660
45,000	Estee Lauder Companies, Inc. (The) Class A	3,630,600
39,000	Monster Beverage Corp. *	5,270,460
		14,660,720
	FINANCIALS (6.2%)
12,000	BlackRock, Inc.	3,569,640
167,000	Charles Schwab Corp. (The)	4,769,520
80,000	JPMorgan Chase & Co.	4,877,600
		13,216,760
	HEALTH CARE (29.6%)
18,000	Allergan PLC *	4,892,580
24,500	Biogen, Inc. *	7,149,345
33,000	BioMarin Pharmaceutical, Inc. *	3,475,560
95,500	Celgene Corp. *	10,330,235
65,000	Cerner Corp. *	3,897,400
32,000	Edwards Lifesciences Corp. *	4,549,440
54,000	Gilead Sciences, Inc.	5,302,260
15,000	Illumina, Inc. *	2,637,300
13,000	Intercept Pharmaceuticals, Inc. *(1)	2,156,180
65,000	Medidata Solutions, Inc. *	2,737,150
153,000	Medivation, Inc. *	6,502,500
12,000	Perrigo Co. PLC	1,887,240
75,000	Vertex Pharmaceuticals, Inc. *	7,810,500
		63,327,690
	INDUSTRIALS (1.9%)
90,000	Delta Air Lines, Inc.	4,038,300

	INFORMATION TECHNOLOGY (32.6%)
260,000	Activision Blizzard, Inc.	8,031,400
46,000	Alibaba Group Holding, Ltd. ADR *	2,712,620
16,000	Alphabet, Inc. Class A *	10,213,920
70,000	Apple, Inc.	7,721,000
22,000	Baidu, Inc. ADR *	3,023,020
67,000	Cognizant Technology Solutions Corp. Class A *	4,194,870
15,500	CoStar Group, Inc. *	2,682,430
130,000	Facebook, Inc. Class A *	11,687,000

Shares		Value
75,000	HomeAway, Inc. *	$1,990,500
160,000	Micron Technology, Inc. *	2,396,800
50,000	Mobileye N.V. *(1)	2,274,000
100,000	Pandora Media, Inc. *	2,134,000
100,000	PayPal Holdings, Inc. *	3,104,000
109,000	Visa, Inc. Class A	7,592,940
		69,758,500
	TOTAL COMMON STOCKS
	(Cost $176,827,237) (100.0%)	213,721,405

SHORT-TERM INVESTMENTS (3.9%)
	MONEY MARKET FUNDS (3.9%)
272,230	State Street Institutional Liquid
	Reserves Fund	272,230
8,113,250	State Street Navigator Securities
	Lending Prime Portfolio (2)	8,113,250

	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $8,385,480) (3.9%)	8,385,480
	TOTAL INVESTMENT
	SECURITIES (103.9%)
	(Cost $185,212,717)	$222,106,885
EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (-3.9%)		(8,333,228)
NET ASSETS (3) (100%)		$213,773,657
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING SHARE
($213,773,657 ÷ 8,460,565 shares outstanding)		$25.27

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2015, the market value of the securities on loan was $8,156,180.
(2)	Securities with an aggregate market value of $8,156,180 were out on loan in exchange for $8,113,250 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $185,212,717, aggregate gross unrealized appreciation was $49,914,036, aggregate gross unrealized depreciation was $13,019,868 and the net unrealized appreciation was $36,894,168.
ADR	American Depositary Receipt.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$213,721,405	$-	$-	$213,721,405
Short-Term Investments	8,385,480	-	-	8,385,480
Total Investments in Securities	$222,106,885	$-	$-	$222,106,885

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015